Post-Employment Benefits	6 Months Ended
Jun. 30, 2013
Compensation and Retirement Disclosure [Abstract]
Post-Employment Benefits
Post-Employment Benefits
We sponsor a contributory post-retirement plan that provides medical, dental and life insurance benefits for qualifying U.S. retired employees (referred to as the “OPEB Plan”).
The following table summarizes the components of net periodic benefit recognized in the condensed consolidated statements of operations (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2013	2012	2013	2012
Service cost	$1	$1	$2	2
Interest cost	4	4	8	8
Expected return on plan assets	(17)	(16)	(35)	(33)
Amortization of net gain	(6)	(9)	(12)	(18)
Net periodic benefit	$(18)	$(20)	$(37)	$(41)

Future contributions to the Plans
We expect to make contributions to the OPEB Plan for the year ending December 31, 2013 of $0.1 million.